EMPLOYEE BENEFIT PLANS - Information about Defined Benefit Obligation and Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	$ 3	$ 3
Interest expense (income)	1	1
Funded status
Accrued benefit obligation	167	152
Plan assets	(149)	(134)
Accrued benefit obligation in excess of plan assets(1)	18	18
Change in accrued benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	152	140
Current service cost	3	3
Interest expense (income)	6	6
Remeasurement gains:
Benefits paid	(12)	(9)
Net actuarial loss arising from changes to:
Financial assumptions	7	5
Increase (decrease) arising from the Asset Exchange (see note 3)	0	6
Foreign currency exchange rate impact, increase (decrease)	11	1
Net defined benefit liability (asset), ending balance	167	152
Change in plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	(134)	(117)
Interest expense (income)	(5)	(5)
Remeasurement gains:
Return on plan assets (excluding interest income)	5	10
Employer contributions	7	7
Benefits paid	(12)	(9)
Net actuarial loss arising from changes to:
Increase (decrease) arising from the Asset Exchange (see note 3)	0	(4)
Foreign currency exchange rate impact, increase (decrease)	(10)	0
Net defined benefit liability (asset), ending balance	$ (149)	$ (134)